INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 4,633,470	$ 4,813,012
Mutual funds	14,496,736	22,346,409
Total cash and cash equivalents	$ 19,130,206	$ 27,159,421